Balance Sheet Components (Tables) - Planet Labs Inc [Member]	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Balance Sheet Components [Line Items]
Summary of property, plant and equipment
Property and equipment, net consists of the following:

	October 31,	January 31,
(in thousands)	2021	2021
Satellites*	$306,989	$302,577
Leasehold improvements	15,448	15,630
Ground stations and ground station equipment	12,648	12,560
Office furniture, equipment and fixtures	5,077	4,995
Computer equipment and purchased software	8,094	7,837

Total property and equipment, gross	348,256	343,599
Less: Accumulated depreciation	(210,245)	(183,744)

Total property and equipment, net	$138,011	$159,855

*	Satellites include $9.1 million and $13.3 million of satellites in process and not in service as of October 31, 2021 and January 31, 2021, respectively.

Property and equipment, net consists of the following:

	January 31,
(in thousands)	2021	2020
Satellites*	$302,577	$314,097
Leasehold improvements	15,630	15,537
Ground stations and ground station equipment	12,560	12,196
Office furniture, equipment and fixtures	4,995	4,909
Computer equipment and purchased software	7,837	7,588

Total property and equipment, gross	343,599	354,327
Less: Accumulated depreciation	(183,744)	(167,732)

Total property and equipment, net	$159,855	$186,595

*	Satellites include $13.3 million and $48.8 million of satellites in process and not in service as of January 31, 2021 and 2020, respectively.

Summary of long lived assets by geographic areas
The Company’s long-lived assets by geographic region are a
s
 follows:

	January 31,
(in thousands)	2021	2020
United States	$156,537	$184,973
Rest of the world	3,318	1,622

Total property and equipment, net	$159,855	$186,595

Schedule of capitalized computer software net
Capitalized
internal-use
software costs, net of accumulated amortization consists of the following:

	October 31,	January 31,
(in thousands)	2021	2021
Capitalized internal-use software	$35,370	$32,425
Less: Accumulated amortization	(24,897)	(20,431)

	$10,473	$11,994

Capitalized
internal-use
software costs, net of accumulated amortization consists of the following:

	January 31,
(in thousands)	2021	2020
Capitalized internal-use software	$32,425	$28,045
Less: Accumulated amortization	(20,431)	(13,553)

	$11,994	$14,492

Schedule of capitalized computer software future amortization expense	Estimated future amortization expense of capitalized internal-use software at January 31, 2021, is as follows:

(in thousands)
2022	$5,193
2023	2,361
2024	2,102
2025	1,629
2026	709

$11,994

Schedule of intangible assets and goodwill
Goodwill and Intangible assets consist of the following:

	October 31, 2021				January 31, 2021
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Carrying Amount
Developed technology	$8,070	$(7,311)	$(9)	$750	$8,070	$(6,869)	$(9)	$1,192
Image library	11,983	(10,449)	44	1,578	11,430	(10,203)	104	1,331
Customer relationships	3,280	(2,017)	9	1,272	3,280	(1,615)	9	1,674
Trade names and other	3,755	(2,562)	39	1,232	3,755	(2,318)	39	1,476

Total intangible assets	27,088	(22,339)	83	4,832	26,535	(21,005)	143	5,673

Goodwill	$86,587	$—	$1,806	$88,393	86,587	$—	$1,806	$88,393

Goodwill and Intangible assets consist of the following:

	January 31, 2021				January 31, 2020
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Carrying Amount
Developed technology	$8,070	$(6,869)	$(9)	$1,192	$8,070	$(6,283)	$(9)	$1,778
Image library	11,430	(10,203)	104	1,331	10,756	(9,400)	167	1,523
Customer relationships	3,280	(1,615)	9	1,674	3,280	(1,003)	8	2,285
Trade names and other	3,755	(2,318)	39	1,476	3,695	(1,820)	39	1,914

Total intangible assets	$26,535	$(21,005)	$143	$5,673	$25,801	$(18,506)	$205	$7,500

Goodwill	$86,587	$—	$1,806	$88,393	$86,587	$—	$1,806	$88,393

Schedule of finite lived intangible assets, future amortization expense	Estimated future amortization expense of intangible assets at January 31, 2021, is as follows:

(in thousands)
2022	$1,848
2023	1,579
2024	1,509
2025	367
2026	90
Thereafter	280

$5,673

Schedule of goodwill
The change in the carrying amount of goodwill during the years ended January 31, 2021 and 2020 is as follows:

	January 31,
(in thousands)	2021	2020
Beginning of period	$88,393	$75,097
Acquisition	—	13,296

End of period	$88,393	$88,393

Summary of Deferred costs, capitalized, prepaid, and other assets
Prepaid expenses and other current assets consist of the following:

	October 31,	January 31,
(in thousands)	2021	2021
R&D funding receivables (1)	$7,705	$—
Prepaid tax and withholding tax receivables	1,030	1,761
Prepaid satellite launch services	2,480	—
Deferred commissions	1,206	1,030
Deposits	727	667
Restricted cash	309	375
Other prepayments and receivables	5,611	3,301

Total prepaid expenses and other current assets	$19,068	$7,134

Prepaid expenses and other current assets consist of the following:

	January 31,
(in thousands)	2021	2020
Prepaid tax and withholding tax receivables	$1,761	$2,641
Prepaid satellite launch services	—	1,818
Deferred commissions	1,030	1,534
Deposits	667	757
Restricted cash	375	1,576
Other prepayments and receivables	3,301	2,592

Total prepaid expenses and other current assets	$7,134	$10,918

Schedule of other assets, noncurrent
Other
non-current
assets consist of the following:

	October 31,	January 31,
(in thousands)	2021	2021
Deferred offering costs	$6,260	$—
Deferred commissions	1,102	1,697
Prepaid satellite launch services	1,473	772
Other non-current assets	142	515

Total other non-current assets	$8,977	$2,984

Other
non-current
assets consist of the following:

	January 31,
(in thousands)	2021	2020
Deferred commissions	$1,697	$102
Prepaid satellite launch services	772	722
Other non-current assets	515	379

Total other non-current assets	$2,984	$1,203

Accounts Payable and Accrued Liabilities Disclosure
Accrued liabilities and other current liabilities consist of the following:

	October 31,	January 31,
(in thousands)	2021	2021
Deferred R&D service liability (1)	$13,179	$8,208
Payroll and related expenses	3,873	3,229
Customer payable (2)	—	10,000
Deferred hosting costs	3,890	2,301
Deferred rent	2,160	2,215
Deferred offering costs	1,129	—
Accrued interest payable	616	616
Withholding taxes and other taxes payable	967	841
Other accruals	2,828	2,785

Total accrued and other current liabilities	$28,642	$30,195

(1)
In December 2020, the Company entered into a development services agreement, whereby the Company agreed to provide the technical knowledge and services to design and develop certain prototype satellites and deliver and test early data collected (the “R&D Services Agreement”). The R&D Services Agreement is unrelated to the Company’s ordinary business activities and provides for a fee of $40.2 million, to be paid to the Company as specified milestones are achieved over a three-year period. The Company has discretion in managing the activities under the R&D Services Agreement and retains all developed intellectual property. The Company has no obligation to repay any of the funds received regardless of the outcome of the development work; therefore, the arrangement is accounted for as funded research and development pursuant to ASC
730-20,
Research and Development
. As ASC
730-20
does not indicate the accounting model for research and development services, the Company determined the total transaction price is taken over the agreement term as a reduction of research and development expenses based on a cost incurred method. Through October 31, 2021, the Company has received $8.3 million under the R&D Services Agreement. As of October 31, 2021, the Company has the contractual right to receive an additional $7.7 million under the R&D Services Agreement, which is included in Prepaid expenses and other current assets. The deferred R&D service liability was $13.2 million and $8.2 million as of October 31, 2021 and January 31, 2021, respectively, which is included in accrued and other current liabilities.

(2)
Customer payable reflects consideration due to a customer as a result of a legal settlement agreement related to a revenue share arrangement. The customer payable was estimated at the inception of the contract and accounted for as a reduction in the customer’s transaction price.

Accrued liabilities and other current liabilities consist of the following:

	January 31,
(in thousands)	2021	2020
Deferred R&D service liability (1)	$8,208	$—
Payroll and related expenses	3,229	2,248
Customer payable (2)	10,000	7,254
Deferred hosting costs	2,301	—
Deferred rent	2,215	2,183
Accrued interest payable	616	474
Withholding taxes and other taxes payable	841	1,664
Other accruals	2,785	4,933

Total accrued and other current liabilities	$30,195	$18,756

(1)
In December 2020, the Company entered into a development services agreement, whereby the Company agreed to provide the technical knowledge and services to design and develop certain prototype satellites and deliver and test early data collected (the “
R&D Services Agreement
”). The R&D Services Agreement is unrelated to the Company’s ordinary business activities and provides for a fee of $40.2 million, to be paid to the Company as specified milestones are achieved over a three-year period. The Company has discretion in managing the activities under the R&D Services Agreement and retains all developed intellectual property. The Company has no obligation to repay any of the funds received regardless of the outcome of the development work; therefore, the arrangement is accounted for as funded research and development pursuant to ASC
730-20,
Research and Development
. As ASC
730-20
does not indicate the accounting model for research and development services, the Company determined the total transaction price is taken over the agreement term as a reduction of research and development expenses based on a cost incurred method. During the year ended January 31, 2021, the Company received $8.3 million under the R&D Services Agreement, of which $8.2 million is included in accrued and other current liabilities as of January 31, 2021 as the Company has not yet incurred such costs.

(2)
Customer payable reflects consideration due to a customer as a result of a legal settlement agreement related to a revenue share arrangement. The customer payable was estimated at the inception of the contract and accounted for as a reduction in the customer’s transaction price.